Consolidated Statements of Operations and Comprehensive Income/(Loss) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
NET REVENUE	$ 0	$ 3,751,410	$ 4,217,296
COST OF REVENUE	0	2,394,173	1,478,202
Gross profit	0	1,357,237	2,739,094
OPERATING EXPENSES
Selling expense	160	19,903	0
General and administrative expense	1,099,941	2,253,785	2,278,538
Total operating expenses	1,100,101	2,273,688	2,278,538
(LOSS) / INCOME FROM OPERATIONS	(1,100,101)	(916,451)	460,556
OTHER INCOME/(EXPENSE)
Other income/(expense)	321	(9,023)	(327,625)
Interest expense	(193,900)	(1,790,304)	(6,800,158)
Interest income	337,961	25,911	44,165
Impairment charges on intangible assets	(6,506,969)	0	0
Impairment charges on receivable from YR TV Station	(680,000)	0	0
Written off of debt discount and deferred finance cost	(3,237,616)	0	0
Gain on extinguishment and cancellation of debt	0	5,576,855	1,328,861
Waiver of accrued liability	0	0	960,000
Total other income/(expense)	(10,280,203)	3,803,439	(4,794,757)
(LOSS)/INCOME BEFORE INCOME TAX	(11,380,304)	2,886,988	(4,334,201)
INCOME TAX	(106,956)	148,529	466,459
Net (loss)/income from continuing operations	(11,273,348)	2,738,459	(4,800,660)
Discontinued operations, net of taxes (including loss on disposal of subsidiaries of $7,562,491 for 2010)	0	(3,408,986)	7,249,093
NET (LOSS)/INCOME	(11,900,348)	(1,244,774)	2,448,433
Less: Net loss/(income) attributable to the non-controlling interest	20,065	(2,400,256)	(4,120,887)
NET LOSS ATTRIBUTABLE TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD.	(11,253,283)	(3,070,783)	(1,672,454)
Dividend on preferred stock	(627,000)	(574,247)	0
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	430,128	527,668	67,614
COMPREHENSIVE LOSS	$ (11,450,155)	$ (3,117,362)	$ (1,604,840)
Basic and diluted income/(loss) from continuing operations per common share	$ (0.22)	$ 0.08	$ (0.64)
Basic and diluted (loss)/income from discontinued operations per common share	$ 0	$ (0.10)	$ 0.96
Basic and diluted loss per common share	$ (0.23)	$ (0.09)	$ (0.22)
Weighted average shares outstanding	50,317,319	32,826,462	7,519,691